Share-Based Compensation - Schedule of Weighted Average Remaining Life of Options Outstanding within Stated Exercise Prices (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range Per Share, Options Outstanding, Number of Options	1,072,829
Exercise Price Range Per Share, Options Outstanding, Weighted Average Exercise Price	$ 53.47
Exercise Price Range Per Share, Options Outstanding, Weighted Average Remaining Life	4 years 8 months 12 days
Exercise Price Range Per Share, Options Exercisable, Number of Options	707,934
Exercise Price Range Per Share, Options Exercisable, Weighted Average Exercise Price	$ 53.54
Exercise Price Range Per Share From 26.82 to $45.58 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range Per Share, Options Outstanding, Number of Options	72,333
Exercise Price Range Per Share, Options Outstanding, Weighted Average Exercise Price	$ 42.61
Exercise Price Range Per Share, Options Outstanding, Weighted Average Remaining Life	1 year 4 months 24 days
Exercise Price Range Per Share, Options Exercisable, Number of Options	72,047
Exercise Price Range Per Share, Options Exercisable, Weighted Average Exercise Price	$ 42.61
Exercise Price Range Per Share, Minimum	$ 26.82
Exercise Price Range Per Share, Maximum	$ 45.58
Exercise Price Range Per Share From 45.59 to $48.35 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range Per Share, Options Outstanding, Number of Options	150,564
Exercise Price Range Per Share, Options Outstanding, Weighted Average Exercise Price	$ 46.91
Exercise Price Range Per Share, Options Outstanding, Weighted Average Remaining Life	1 year 7 months 6 days
Exercise Price Range Per Share, Options Exercisable, Number of Options	140,696
Exercise Price Range Per Share, Options Exercisable, Weighted Average Exercise Price	$ 46.91
Exercise Price Range Per Share, Minimum	$ 45.59
Exercise Price Range Per Share, Maximum	$ 48.35
Exercise Price Range Per Share From 48.36 to $51.69 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range Per Share, Options Outstanding, Number of Options	173,624
Exercise Price Range Per Share, Options Outstanding, Weighted Average Exercise Price	$ 50.15
Exercise Price Range Per Share, Options Outstanding, Weighted Average Remaining Life	5 years 1 month 6 days
Exercise Price Range Per Share, Options Exercisable, Number of Options	91,673
Exercise Price Range Per Share, Options Exercisable, Weighted Average Exercise Price	$ 49.46
Exercise Price Range Per Share, Minimum	$ 48.36
Exercise Price Range Per Share, Maximum	$ 51.69
Exercise Price Range Per Share From 51.70 to $55.42 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range Per Share, Options Outstanding, Number of Options	275,968
Exercise Price Range Per Share, Options Outstanding, Weighted Average Exercise Price	$ 53.00
Exercise Price Range Per Share, Options Outstanding, Weighted Average Remaining Life	7 years 8 months 12 days
Exercise Price Range Per Share, Options Exercisable, Number of Options	90,084
Exercise Price Range Per Share, Options Exercisable, Weighted Average Exercise Price	$ 53.91
Exercise Price Range Per Share, Minimum	$ 51.70
Exercise Price Range Per Share, Maximum	$ 55.42
Exercise Price Range Per Share From 55.43 to $58.34 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range Per Share, Options Outstanding, Number of Options	202,415
Exercise Price Range Per Share, Options Outstanding, Weighted Average Exercise Price	$ 56.97
Exercise Price Range Per Share, Options Outstanding, Weighted Average Remaining Life	3 years 10 months 24 days
Exercise Price Range Per Share, Options Exercisable, Number of Options	158,166
Exercise Price Range Per Share, Options Exercisable, Weighted Average Exercise Price	$ 57.19
Exercise Price Range Per Share, Minimum	$ 55.43
Exercise Price Range Per Share, Maximum	$ 58.34
Exercise Price Range Per Share From 58.35 to $111.71 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range Per Share, Options Outstanding, Number of Options	197,925
Exercise Price Range Per Share, Options Outstanding, Weighted Average Exercise Price	$ 62.42
Exercise Price Range Per Share, Options Outstanding, Weighted Average Remaining Life	4 years 3 months 18 days
Exercise Price Range Per Share, Options Exercisable, Number of Options	155,268
Exercise Price Range Per Share, Options Exercisable, Weighted Average Exercise Price	$ 63.09
Exercise Price Range Per Share, Minimum	$ 58.35
Exercise Price Range Per Share, Maximum	$ 111.71